OMB APPROVAL
                                                     OMB Number:       3235-0570
                                                     Expires:  November 30, 2005
                                                     Estimated average burden
                                                     hours per response..... 5.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657


                             Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2002 through October 31, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                             -----------------------
                                     EQUITY
                                     INCOME
                                      FUND

                                     Annual
                                     Report

                                    10/31/03

                                     [LOGO]

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                              1

Portfolio Summary                                  2

Performance Update                                 3

Portfolio Management Discussion                    8

Schedule of Investments                           12

Financial Statements                              19

Notes to Financial Statements                     28

Report of Independent Auditors                    35

Trustees, Officers and Service Providers          37

Programs and Services for Pioneer Shareowners     44

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 10/31/03
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

The stock market rally that began last spring extended into late summer as signs of an economic recovery accumulated. Gross domestic product, a tally of all goods and services produced in the United States, expanded, thanks to increased personal consumption, housing and business spending, low short-term interest rates and lower taxes on individuals. While broader market indicators managed small gains, the NASDAQ Composite rose sharply in the third quarter as investors sensed that companies might soon boost technology outlays. September's dip in consumer expectations linked to slow job creation, plus cutbacks in OPEC oil production, drove markets off their highest levels. Investors also kept an eye on the news, as U.S. troops came under daily fire in Iraq and tensions elsewhere remained.

As the economy appeared to strengthen, investors who had sought safety in U.S. Treasury issues grew less risk-averse. As a result, corporate bonds moved broadly higher and the Treasury bond rally stalled. Some of the biggest gains were recorded among lower-rated, high-yield bonds whose issuers often depend on a strong economy to boost earnings. Bonds in emerging and developed markets also did well, as economies stabilized and currencies rose against the slumping U.S. dollar.

Stocks and bonds, bonds and stocks

Over the past few years, investor sentiment has swung from stocks to bonds and back again, from U.S. government securities to corporate and international issues. Each sector has spent time in the spotlight or backstage, delivering periods of stronger or weaker performance relative to one another.

With sectors constantly moving in and out of favor, how can you increase your chances of holding investments that are performing well? By owning several kinds of securities, not just one or two. Through a process called asset allocation, you can create an investment mix that reflects your needs, taking into account such factors as your age, your financial goals and their timing, and, of course, your comfort level where risk is concerned.

Asset allocation is only one area in which a qualified investment professional can serve you well. Ask your advisor to review how shifting markets may have affected your asset allocation recently. And if you've never thought about asset allocation before, now is the best time to start.

Like everyone at Pioneer, I appreciate your continued confidence in our products and services.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President and Chief Executive Officer
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

--------------------------------------------------------------------------------
Pioneer's new president

Osbert Hood was recently named Chief Executive Officer and President of Pioneer Investments U.S.A. Mr. Hood, formerly Pioneer's Chief Operating Officer and a key member of the senior management committee, joined Pioneer in 2000 from John Hancock Financial Services, where he had held senior financial positions. "I am excited and honored to have the opportunity to lead Pioneer as it continues to grow," Mr. Hood said. "As CEO I look forward to furthering Pioneer's strategic goals, including developing new products that can meet the wider needs of investors and the advisers who serve them."
--------------------------------------------------------------------------------

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 10/31/03
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[Data below is represented by a pie chart in the original report]

        U.S. Common Stocks                              93.6%
        U.S. Convertible Securities                      2.8%
        Temporary Cash Investments                       3.6%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment in securities)

[Data below is represented by a pie chart in the original report]

        Financials                                      22.8%
        Utilities                                       14.2%
        Industrials                                     12.5%
        Consumer Discretionary                          12.5%
        Energy                                          10.7%
        Health Care                                      7.3%
        Telecommunication Services                       7.1%
        Consumer Staples                                 6.4%
        Materials                                        4.3%
        Information Technology                           2.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investment in securities)*

------------------------------------------------------------------------------------------------
1.     PACCAR, Inc.                   4.96%      6.    Charter One Financial, Inc.         2.59%
------------------------------------------------------------------------------------------------
2.     ChevronTexaco Corp.            4.07       7.    SBC Communications, Inc.            2.25
------------------------------------------------------------------------------------------------
3.     ConocoPhillips                 3.54       8.    T. Rowe Price Associates, Inc.      2.23
------------------------------------------------------------------------------------------------
4.     Exxon Mobil Corp.              3.13       9.    KeySpan Energy Corp.                2.15
------------------------------------------------------------------------------------------------
5.     Constellation Energy Group     3.12      10.    Abbott Laboratories                 2.05
------------------------------------------------------------------------------------------------

*This list excludes temporary cash investments and derivative investments. Fund holdings will vary for other periods.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/03                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        10/31/03   10/31/02
                 $23.57     $20.80

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/01/02 - 10/31/03)     Income       Capital Gains   Capital Gains
                          $0.4829      $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of October 31, 2003)

             Net Asset    Public Offering
Period         Value          Price*
10 Years        8.87%          8.23%
5 Years         1.80           0.61
1 Year         15.89           9.22

--------------------------------------------------------------------------------

  All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period.

[Data below is represented by a mountain chart in the original report]

Value of $10,000 Investment

    Date               Pioneer Equity        Russell 1000
                        Income Fund*          Value Index
10/31/1993                 $9,425              $10,000
                           $9,435              $10,076
10/31/1995                $11,276              $12,565
                          $13,026              $15,548
10/31/1997                $16,986              $20,707
                          $20,161              $23,779
10/31/1999                $22,431              $27,710
                          $23,979              $29,239
10/31/2001                $21,771              $25,770
                          $19,024              $23,188
10/31/2003                $22,047              $28,491

The Russell 1000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/03                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        10/31/03   10/31/02
                 $23.42     $20.67

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/01/02 - 10/31/03)     Income       Capital Gains   Capital Gains
                          $0.2985      $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of October 31, 2003)

                   If          If
Period            Held      Redeemed*
Life-of-Class
(4/4/94)          9.13%       9.13%
5 Years           0.99        0.83
1 Year           14.90       10.90

--------------------------------------------------------------------------------

  All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period. The maximum CDSC of 4% declines to zero over six years.

[Data below is represented by a mountain chart in the original report]

Value of $10,000 Investment+

    Date               Pioneer Equity        Russell 1000
                        Income Fund*          Value Index
4/30/1994                 $10,000              $10,000
                          $10,242              $10,268
10/31/1995                $12,151              $12,805
                          $13,938              $15,844
10/31/1997                $18,028              $21,101
                          $21,243              $24,232
10/31/1999                $23,459              $28,238
                          $24,875              $29,796
10/31/2001                $22,413              $26,261
                          $19,424              $23,630
10/31/2003                $22,319              $29,034

+ Index comparison begins on 4/30/94. The Russell 1000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/03                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        10/31/03   10/31/02
                 $23.37     $20.63

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/01/02 - 10/31/03)     Income       Capital Gains   Capital Gains
                          $0.3076      $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of October 31, 2003)

                   Net Asset    Public Offering
Period               Value        Price/CDSC*
Life-of-Class
(1/31/96)             6.93%          6.79%
5 Years               0.93           0.73
1 Year               14.93          13.78

--------------------------------------------------------------------------------

  All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the 1% sales charge at the beginning of the period. The 1% contingent deferred sales charge (CDSC) applies to investments sold within one year of purchase.

[Data below is represented by a mountain chart in the original report]

Value of $10,000 Investment

    Date               Pioneer Equity        Russell 1000
                        Income Fund*          Value Index
1/31/1996                  $9,900              $10,000
                          $10,427              $11,142
10/31/1997                $13,484              $14,839
                          $15,884              $17,040
10/31/1999                $17,529              $19,857
                          $18,571              $20,953
10/31/2001                $16,711              $18,467
                          $14,477              $16,617
10/31/2003                $16,639              $20,415

The Russell 1000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/03                                       CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        10/31/03   4/01/03***
                 $23.71     $19.97

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(4/1/03 - 10/31/03)       Income       Capital Gains   Capital Gains
                          $0.2200      $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.

--------------------------------------------------------------------------------
Average Annual Total Returns**
(As of October 31, 2003)

                If          If
Period         Held      Redeemed*
10 Years       8.42%       8.42%
5 Years        1.41        1.41
1 Year        15.81       14.81

--------------------------------------------------------------------------------

  All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of a 1% CDSC. Shares sold within 18 months of purchase may be subject to the CDSC.

[Data below is represented by a mountain chart in the original report]

Value of $10,000 Investment

    Date               Pioneer Equity        Russell 1000
                        Income Fund*          Value Index
10/31/1993                $10,000              $10,000
                          $10,000              $10,076
10/31/1995                $11,837              $12,565
                          $13,664              $15,548
10/31/1997                $17,694              $20,707
                          $20,918              $23,779
10/31/1999                $23,177              $27,710
                          $24,620              $29,239
10/31/2001                $22,277              $25,770
                          $19,372              $23,188
10/31/2003                $22,435              $28,491

** Class R shares which have no front-end load, may be subject to a back-end load and are available to certain retirement plans. The performance of Class R shares for the period prior to the public offering of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. You do not pay a sales charge on purchases of Class R shares, but will pay a CDSC if you sell your shares within 18 months of purchase, unless you qualify for a waiver.

*** Class R shares were first publicly offered on April 1, 2003.

    The Russell 1000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

    Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

    The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/03                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        10/31/03   10/31/02
                 $23.65     $20.85

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/01/02 - 10/31/03)     Income       Capital Gains   Capital Gains
                          $0.5668      $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns*
(As of October 31, 2003)
--------------------------------------------------------------------------------

                      If          If
Period               Held      Redeemed*
Life-of-Class
(7/2/98)             1.78%       1.78%
5 Years              2.22        2.22
1 Year              16.45       16.45

* All returns reflect reinvestment of distributions at net asset value.

[Data below is represented by a mountain chart in the original report]

Value of $10,000 Investment+

    Date               Pioneer Equity        Russell 1000
                        Income Fund*          Value Index
7/31/1998                 $10,000              $10,000
                          $10,167               $9,698
10/31/1999                $11,354              $11,301
                          $12,187              $11,925
10/31/2001                $11,103              $10,510
                           $9,744               $9,457
10/31/2003                $11,347              $11,619

+ Index comparison begins 7/31/98. The Russell 1000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

  Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/03
--------------------------------------------------------------------------------

In the following discussion, portfolio manager John Carey reviews the year ended October 31, 2003 and the performance of Pioneer Equity Income Fund.

Q: Please discuss the performance of Pioneer Equity Income Fund over the past year.

A: In last year's annual report, we noted early signs of economic recovery and suggested that the still-weak share prices might present buying opportunities. We're happy to report that proved to be correct. The economy and the stock market have done quite well, in general, over this past year, and patient, steadfast investors have been rewarded. For the twelve months ended October 31, 2003, Class A shares of Pioneer Equity Income Fund showed a total return at net asset value of 15.89%. By comparison, the Russell 1000 Value Index rose 22.87%, the Standard & Poor's 500 increased by 20.79%, and the average fund in the Lipper Analytical Services equity-income category jumped 19.85%. Our underperformance versus the averages and our peers came mainly in the first six months of our fiscal year. The second half went comparatively better. In the six months ended October 31, 2003, Class A shares of the Fund returned 14.30% at net asset value, versus 16.74% for the Russell 1000 Value, 15.62% for the S&P 500, and 15.24% for the average equity-income fund in the Lipper group.

   Analyzing our performance versus that of the Russell 1000 Value Index, we find that our investments in energy and industrials paid off well for us, but that our holdings in financials, health care and utilities hurt us. Also, we were underweight in the strongest performing sector, information technology, and that, too, hampered our relative performance. On the positive side, PACCAR, the heavy-truck manufacturer, was the single largest contributor to results. That makes two years in a row that PACCAR stock has done well for us. With regard to energy, it was our diversification among the large international oil-and-gas companies that helped.

   Now, to discuss the reasons for weak performance, we were underweight in financials throughout the year, and that group happened to be the second-best performing group in the Russell 1000 Value Index. While we had strong appreciation from many of

Pioneer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   our financial holdings, we had also avoided some of the large financial companies that proved to be the most popular among investors during 2003. With health care, it was a question of our being overweight in an underperforming sector and having an investment almost entirely in the major pharmaceuticals, which did especially poorly. For a change, being overweight in utilities was good, in that the sector modestly outperformed the Russell, but unfortunately the sector performance came from some of the lower-quality, "turnaround"-type situations, which we generally avoid, rather than from the more stable kinds of utilities we typically favor.

   Aside from the individual stocks that did very well or very poorly, most of the explanation for the disposition of assets leading to our performance shortfall lies in our long-term investment strategy. We are cautious, for instance, about extremely large sector weightings in terms of absolute percentage of portfolio assets and do not generally allow any sector to rise in investment value above 25% of total assets. Hence, the nearly 35% weighting in financials that was the average for the Russell over the period appeared to us fraught with risk we refused to take; our average weighting in the financials was 22%. With regard to our investments in pharmaceuticals within the general health care sector, they were driven by our objective of dividend income, which is available from pharmaceuticals, but less so from stocks in the other industries within health care, which happened to be the better performers this time around. Finally, among utilities, we always emphasize stronger companies since the dividend payments from them are more assured.

Q: Why is quality important when selecting dividend-paying stocks?

A: The recent reduction in the Federal tax rate on dividend income has caught the attention of many investors. In Pioneer Equity Income Fund, we have always focused on dividend-paying stocks. We believe that companies paying dividends over long periods, especially at rising rates, tend to be stronger companies from the standpoint of both finances and management. It is important, however, to look at how the dividend is being paid and at whether the amount is appropriate relative to the other financial needs of the company. Ideally one finds an attractive dividend payment as

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/03                             (continued)
--------------------------------------------------------------------------------

   part of a well balanced financial strategy at a company, a strategy that will include capital expenditures, additions to working capital, strategic acquisitions, and prudent share repurchases. Of course it is a "judgment call" as to whether the dividends are at the "right" level or not, but generally good-quality managements will be in the best position to assess and determine that. As with every aspect of investing, quality is always an important consideration.

Q: Did you make any additions to or deletions from the portfolio in the second half of the year?

A: Yes, in fact we were fairly active. We added seven positions to the portfolio and deleted four. New were Vulcan Materials, a specialty-chemical and construction-materials producer; Deere, the preeminent worldwide manufacturer of agricultural equipment; Biomet, one of the leading makers of orthopedic appliances, namely, artificial knees and hips; and Bank of America, one of the most important financial-services companies today. On the strength of its new dividend payments, Microsoft became eligible for the Fund; we also found the stock price for this dominant computer-software company to be enticing. Finally, we expanded our investment in the out-of-favor telecommunications sector by initiating positions in Verizon and AT&T.

   Judging that we could re-invest the proceeds in more attractive situations, we sold positions in Eastman Kodak, Dow Chemical, CONSOL Energy and Alliance Capital Holdings.

Q: What is your outlook on the market over the next few months and over the course of the next year?

A: Fundamentally, we think that the economy is on the mend and that returns on equity investments could be relatively attractive over the next year. Corporate earnings are definitely on an uptrend, powered by resilient consumer spending and resurgent capital spending. Tremendous amounts of money are still "sitting on the sidelines," as investors remain unsure about putting their money back to work in the market, but that is a positive for the markets going forward, since it means there may be ample liquidity to fuel new investment. We also have been quite impressed with corporate cost control and increased productivity.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   On the other side of things, we are concerned with the very, very sharp rise in the technology-stock-driven NASDAQ during the calendar year to date, a rise we perceive to be in excess of the increase supported by underlying earnings. We are also not sure what to make of the renewed weakness in the dollar and what that may indicate with respect to future market conditions. As always, one must keep a watchful eye on international events. Finally, corporate America still has much work to do before investor confidence will be altogether restored.

   In short, we are somewhat more cautious in our forecasting than we were a year ago, when many prices across many sectors of the market appeared to be at rock-bottom levels. Today, some of the "easy money" has surely been made. However, we think that many stocks continue to hold appreciation potential from current price levels as earnings and dividends grow with the expanding economy. Thank you for your continued support.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/03
--------------------------------------------------------------------------------

Principal
Amount                                                                    Value
                 CONVERTIBLE PREFERRED STOCKS - 2.4%
                 Transportation - 0.4%
                 Railroads - 0.4%
$    70,207      Union Pacific Cap Trust, 6.25%, 4/1/28 (144A)     $  3,519,126
                                                                   ------------
                 Total Transportation                              $  3,519,126
                                                                   ------------
                 Automobiles & Components - 1.1%
                 Automobile Manufacturers - 1.1%
    175,000      Ford Capital Trust, 6.5%, 1/15/32                 $  8,113,000
     10,000      General Motors Corp., Series B, 5.25%, 3/6/32          231,250
                                                                   ------------
                                                                   $  8,344,250
                                                                   ------------
                 Total Automobiles & Components                    $  8,344,250
                                                                   ------------
                 Software & Services - 0.9%
                 Data Processing & Outsourced Services - 0.9%
    320,000      Electronic Data Corp., 7.625%, 8/17/04            $  6,600,000
                                                                   ------------
                 Total Software & Services                         $  6,600,000
                                                                   ------------
                 TOTAL CONVERTIBLE PREFERRED STOCKS
                 (Cost $26,791,373)                                $ 18,463,376
                                                                   ------------
                 CONVERTIBLE CORPORATE BONDS - 0.4%
                 Retailing - 0.1%
                 Apparel Retail - 0.1%
    800,000      Gap, Inc., 5.75%, 3/15/09                         $  1,063,000
                                                                   ------------
                 Total Retailing                                   $  1,063,000
                                                                   ------------
                 Technology Hardware & Equipment - 0.3%
                 Electronic Equipment & Instruments - 0.3%
  1,920,000      Veeco Instruments, 4.125%, 12/21/08*              $  1,881,600
                                                                   ------------
                 Total Technology Hardware & Equipment             $  1,881,600
                                                                   ------------
                 TOTAL CONVERTIBLE CORPORATE BONDS
                 (Cost $2,782,992)                                 $  2,944,600
                                                                   ------------

Shares
                 COMMON STOCKS - 94.6%
                 Energy - 10.4%
                 Integrated Oil & Gas - 10.4%
  405,700        ChevronTexaco Corp.                               $ 30,143,510
  458,780        ConocoPhillips                                      26,219,277
  633,878        Exxon Mobil Corp.                                   23,187,257
                                                                   ------------
                                                                   $ 79,550,044
                                                                   ------------
                 Total Energy                                      $ 79,550,044
                                                                   ------------


   The accompanying notes are an integral part of these financial statements.
12

Pioneer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                          Value
             Materials - 4.2%
             Commodity Chemicals - 1.7%
200,000      Air Products & Chemicals, Inc.              $  9,082,000
105,232      E.I. du Pont de Nemours and Co.                4,251,373
                                                         ------------
                                                         $ 13,333,373
                                                         ------------
             Construction Materials - 0.6%
100,000      Vulcan Materials Co.                        $  4,431,000
                                                         ------------
             Diversified Chemicals - 0.8%
100,000      PPG Industries, Inc.                        $  5,765,000
                                                         ------------
             Paper Products - 0.4%
130,000      Meadwestvaco Corp.                          $  3,369,600
                                                         ------------
             Steel - 0.7%
513,705      Roanoke Electric Steel Corp.                $  5,127,290
                                                         ------------
             Total Materials                             $ 32,026,263
                                                         ------------
             Capital Goods - 9.5%
             Aerospace & Defense - 2.5%
125,000      Boeing Co.                                  $  4,811,250
168,700      General Dynamics Corp.                        14,120,190
                                                         ------------
                                                         $ 18,931,440
                                                         ------------
             Electrical Components & Equipment - 1.3%
175,000      Emerson Electric Co.                        $  9,931,250
                                                         ------------
             Industrial Conglomerates - 3.0%
 40,000      Illinois Tool Works, Inc.                   $  2,942,000
117,800      Johnson Controls, Inc.                        12,667,034
 85,000      United Technologies Corp.                      7,198,650
                                                         ------------
                                                         $ 22,807,684
                                                         ------------
             Industrial Machinery - 2.7%
100,000      Deere & Co.                                 $  6,062,000
505,957      Gorman-Rupp Co.+                              11,960,823
150,000      The Timken Co.                                 2,517,000
                                                         ------------
                                                         $ 20,539,823
                                                         ------------
             Total Capital Goods                         $ 72,210,197
                                                         ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/03                                     (continued)
--------------------------------------------------------------------------------

Shares                                                   Value
             Transportation - 1.4%
             Railroads - 1.4%
105,000      Burlington Northern, Inc.            $  3,038,700
143,600      Norfolk Southern Corp.                  2,893,540
220,500      Philadelphia Suburban Corp.             5,208,210
                                                  ------------
                                                  $ 11,140,450
                                                  ------------
             Total Transportation                 $ 11,140,450
                                                  ------------
             Automobiles & Components - 4.8%
             Automobile Manufacturers - 4.8%
465,750      PACCAR, Inc.                         $ 36,775,620
                                                  ------------
             Total Automobiles & Components       $ 36,775,620
                                                  ------------
             Media - 4.2%
             Movies & Entertainment - 2.0%
531,200      Cedar Fair, L.P.                     $ 15,096,704
                                                  ------------
             Publishing - 2.2%
160,000      McGraw-Hill Co., Inc.                $ 10,712,000
120,000      Tribune Co.                             5,886,000
                                                  ------------
                                                  $ 16,598,000
                                                  ------------
             Total Media                          $ 31,694,704
                                                  ------------
             Retailing - 1.9%
             Department Stores - 0.9%
241,000      May Department Stores Co.            $  6,738,360
                                                  ------------
             General Merchandise Stores - 1.0%
140,000      Sears, Roebuck and Co.               $  7,368,200
                                                  ------------
             Total Retailing                      $ 14,106,560
                                                  ------------
             Food, Beverage & Tobacco - 5.8%
             Packaged Foods & Meats - 4.0%
430,000      Campbell Soup Co.                    $ 11,145,600
 86,000      General Mills, Inc.                     3,857,100
216,250      H.J. Heinz Co., Inc.                    7,640,113
384,000      Sara Lee Corp.                          7,653,120
                                                  ------------
                                                  $ 30,295,933
                                                  ------------


   The accompanying notes are an integral part of these financial statements.
14

Pioneer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                         Value
             Soft Drinks - 1.8%
 50,000      The Coca-Cola Co.                          $  2,320,000
236,300      PepsiCo, Inc.                                11,299,866
                                                        ------------
                                                        $ 13,619,866
                                                        ------------
             Total Food, Beverage & Tobacco             $ 43,915,799
                                                        ------------
             Household & Personal Products - 0.4%
             Household Products - 0.4%
 66,000      Colgate-Palmolive Co.                      $  3,510,540
                                                        ------------
             Total Household & Personal Products        $  3,510,540
                                                        ------------
             Health Care Equipment & Services - 4.3%
             Health Care Distributors - 3.4%
356,600      Abbott Laboratories                        $ 15,198,292
210,000      Johnson & Johnson                            10,569,300
                                                        ------------
                                                        $ 25,767,592
                                                        ------------
             Health Care Equipment - 0.9%
 88,000      Becton, Dickinson & Co.                    $  3,217,280
100,000      Biomet, Inc.                                  3,586,000
                                                        ------------
                                                        $  6,803,280
                                                        ------------
             Total Health Care Equipment & Services     $ 32,570,872
                                                        ------------
             Pharmaceuticals & Biotechnology - 2.9%
             Pharmaceuticals - 2.9%
200,000      Eli Lilly & Co.                            $ 13,324,000
190,400      Merck & Co., Inc.                             8,425,200
                                                        ------------
                                                        $ 21,749,200
                                                        ------------
             Total Pharmaceuticals & Biotechnology      $ 21,749,200
                                                        ------------
             Banks - 11.7%
             Diversified Banks - 5.1%
100,000      Bank of America Corp.                      $  7,573,000
600,000      Charter One Financial, Inc.                  19,176,000
215,662      Wells Fargo & Co.                            12,146,084
                                                        ------------
                                                        $ 38,895,084
                                                        ------------
             Regional Banks - 6.0%
250,000      First Tennessee National Corp.             $ 11,340,000
264,000      National City Corp.                           8,622,240
329,400      SouthTrust Corp.                             10,491,390
225,000      SunTrust Banks, Inc.                         15,090,750
                                                        ------------
                                                        $ 45,544,380
                                                        ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/03                                     (continued)
--------------------------------------------------------------------------------

Shares                                                         Value
             Thrifts & Mortgage Finance - 0.6%
100,000      Washington Mutual, Inc.                    $  4,375,000
                                                        ------------
             Total Banks                                $ 88,814,464
                                                        ------------
             Diversified Financials - 5.1%
             Asset Management & Custody Banks - 3.1%
208,000      Eaton Vance Corp.                          $  7,255,040
402,000      T. Rowe Price Associates, Inc.               16,542,300
                                                        ------------
                                                        $ 23,797,340
                                                        ------------
             Investment Banking & Brokerage - 2.0%
175,000      A.G. Edwards, Inc.                         $  7,087,500
130,000      Merrill Lynch & Co., Inc.                     7,696,000
                                                        ------------
                                                        $ 14,783,500
                                                        ------------
             Total Diversified Financials               $ 38,580,840
                                                        ------------
             Insurance - 3.3%
             Property & Casualty Insurance - 3.3%
205,100      Chubb Corp.                                $ 13,702,731
 80,000      Safeco Corp.                                  2,936,000
227,800      St. Paul Companies, Inc.                      8,686,014
                                                        ------------
                                                        $ 25,324,745
                                                        ------------
             Total Insurance                            $ 25,324,745
                                                        ------------
             Real Estate - 2.1%
             Real Estate Investment Trusts - 2.1%
250,000      Equity Office Properties Trust             $  7,002,500
200,000      Simon DeBartolo Group, Inc.                   9,016,000
                                                        ------------
                                                        $ 16,018,500
                                                        ------------
             Total Real Estate                          $ 16,018,500
                                                        ------------
             Software & Services - 0.3%
             Application Software - 0.3%
100,000      Microsoft Corp.                            $  2,615,000
                                                        ------------
             Total Software & Services                  $  2,615,000
                                                        ------------
             Technology Hardware & Equipment - 1.6%
             Computer Hardware - 1.6%
177,550      Diebold, Inc.                              $ 10,131,003
 20,000      IBM Corp.                                     1,789,600
                                                        ------------
                                                        $ 11,920,603
                                                        ------------
             Total Technology Hardware & Equipment      $ 11,920,603
                                                        ------------


   The accompanying notes are an integral part of these financial statements.
16

Pioneer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                              Value
             Telecommunication Services - 7.0%
             Integrated Telecommunication Services - 7.0%
184,585      Alltel Corp.                                    $  8,725,333
380,000      AT&T Corp.                                         7,064,200
396,400      BellSouth Corp.                                   10,429,284
694,669      SBC Communications, Inc.                          16,658,163
300,000      Verizon Communications, Inc.                      10,080,000
                                                             ------------
                                                             $ 52,956,980
                                                             ------------
             Total Telecommunication Services                $ 52,956,980
                                                             ------------
             Utilities - 13.7%
             Electric Utilities - 9.0%
235,400      American Electric Power Co., Inc.               $  6,635,926
175,000      Consolidated Edison, Inc.                          7,082,250
636,500      Constellation Energy Group                        23,149,505
120,000      FPL Group, Inc.                                    7,648,800
384,400      Great Plains Energy, Inc.                         12,254,672
190,000      NSTAR                                              8,873,000
 90,000      Southern Co.                                       2,682,000
                                                             ------------
                                                             $ 68,326,153
                                                             ------------
             Gas Utilities - 4.7%
454,700      KeySpan Energy Corp.                            $ 15,900,859
446,600      Questar Corp.                                     14,179,550
237,933      Vectren Corp.                                      5,615,218
                                                             ------------
                                                             $ 35,695,627
                                                             ------------
             Total Utilities                                 $104,021,780
                                                             ------------
             TOTAL COMMON STOCKS
             (Cost $556,301,964)                             $719,503,161
                                                             ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/03                                     (continued)
--------------------------------------------------------------------------------

Principal
Amount                                                                   Value
                 TEMPORARY CASH INVESTMENTS - 3.6%
                 Repurchase Agreement - 2.1%
$16,400,000      UBS Warburg, Inc. 0.97%, dated 10/31/03,
                 repurchase price of $16,400,000 plus accrued
                 interest on 11/3/03 collateralized by
                 $16,741,000 U.S. Treasury Bill, 0.94%,
                 11/28/03.                                        $ 16,400,000
                                                                  ------------
  Shares         Security Lending Collateral - 1.5%
 11,202,400      Securities Lending Investment Fund, 0.99%        $ 11,202,400
                                                                  ------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $27,602,400)                               $ 27,602,400
                                                                  ------------
                 TOTAL INVESTMENT IN SECURITIES - 101.0%
                 (Cost $613,478,729)(a)(b)(c)                     $768,513,537
                                                                  ------------
                 OTHER ASSETS AND LIABILITIES - (1.0)%            $ (7,853,130)
                                                                  ------------
                 TOTAL NET ASSETS - 100.0%                        $760,660,407
                                                                  ============

*    Non-income producing security.

+ Investment held by the fund representing 5% or more of the outstanding voting stock of such company.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2003, the value of these securities amounted to $3,519,126 or 0.5% of total net assets.

(a) At October 31, 2003, the net unrealized gain on investments based on cost for federal income tax purposes of $608,381,859 was as follows:

     Aggregate gross unrealized gain for all investments in which
     there is an excess of value over tax cost                     $181,480,397
     Aggregate gross unrealized loss for all investments in which
     there is an excess of tax cost over value                      (21,348,719)
                                                                   ------------
     Net unrealized gain                                           $160,131,678
                                                                   ------------

(b) At October 31, 2003, the Fund had a net capital loss carryforward of $21,059,152 which will expire in 2010 if not utilized.

     Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2003 aggregated $128,992,173 and $95,339,402, respectively.


   The accompanying notes are an integral part of these financial statements.
18

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 10/31/03
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers, at value
   (including securities loaned of $10,868,100)
   (cost $605,572,230)                                          $756,552,714
  Investment in securities of affiliated issuers, at value
   (cost $7,906,499)                                              11,960,823
                                                                ------------
     Total investment in securities, at value
       (cost $613,478,729)                                       768,513,537
  Cash                                                                56,793
  Receivables -
   Fund shares sold                                                3,299,724
   Dividends and interest                                          2,153,020
  Other                                                               10,719
                                                                ------------
     Total assets                                               $774,033,793
                                                                ------------
LIABILITIES:
  Payables -
   Fund shares repurchased                                      $  1,125,015
   Upon return of securities loaned                               11,202,400
  Due to affiliates                                                  874,311
  Accrued expenses                                                   171,660
                                                                ------------
     Total liabilities                                          $ 13,373,386
                                                                ------------
NET ASSETS:
  Paid-in capital                                               $621,492,807
  Accumulated undistributed net investment income                  5,191,944
  Accumulated net realized loss on investments                   (21,059,152)
  Net unrealized gain on investments                             155,034,808
                                                                ------------
     Total net assets                                           $760,660,407
                                                                ------------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $501,282,982/21,269,074 shares)             $      23.57
                                                                ============
  Class B (based on $170,282,762/7,269,469 shares)              $      23.42
                                                                ============
  Class C (based on $82,979,988/3,550,438 shares)               $      23.37
                                                                ============
  Class R (based on $1,097,830/46,311 shares)                   $      23.71
                                                                ============
  Class Y (based on $5,016,845/212,125 shares)                  $      23.65
                                                                ============
MAXIMUM OFFERING PRICE:
  Class A ($23.57 [divided by] 94.25%)                          $      25.01
                                                                ============
  Class C ($23.37 [divided by] 99.00%)                          $      23.61
                                                                ============


   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 10/31/03

INVESTMENT INCOME:
Dividends (including income from affiliated issuers
  of $344,051)                                               $22,283,563
  Interest                                                       229,161
  Income from securities loaned, net                              11,624
                                                             -----------
     Total investment income                                                $22,524,348
                                                                            -----------
EXPENSES:
  Management fees                                            $ 3,970,426
  Transfer agent fees
   Class A                                                       977,686
   Class B                                                       543,226
   Class C                                                       170,439
   Class Y                                                           612
  Distribution fees
   Class A                                                     1,087,499
   Class B                                                     1,670,456
   Class C                                                       559,784
   Class R                                                           316
  Administrative fees                                            165,766
  Custodian fees                                                  43,663
  Professional fees                                               95,710
  Printing                                                        81,812
  Registration fees                                              119,504
  Fees and expenses of nonaffiliated trustees                     25,270
  Miscellaneous                                                   89,818
                                                             -----------
     Total expenses                                                         $ 9,601,987
     Less fees paid indirectly                                                  (15,259)
                                                                            -----------
     Net expenses                                                           $ 9,586,728
                                                                            -----------
       Net investment income                                                $12,937,620
                                                                            -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                          $10,051,456
  Change in net unrealized gain on investments                               74,072,740
                                                                            -----------
     Net gain on investments                                                $84,124,196
                                                                            -----------
     Net increase in net assets resulting from operations                   $97,061,816
                                                                            -----------


   The accompanying notes are an integral part of these financial statements.
20

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 10/31/03 and 10/31/02, respectively

                                                        Year Ended       Year Ended
                                                         10/31/03         10/31/02
FROM OPERATIONS:
Net investment income                                 $  12,937,620    $  12,986,247
Net realized gain (loss) on investments                  10,051,456      (27,478,600)
Change in net unrealized gain (loss) on investments      74,072,740      (82,468,029)
                                                      -------------    -------------
   Net increase (decrease) in net assets resulting
     from operations                                  $  97,061,816    $ (96,960,382)
                                                      -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.48 and $0.47 per share, respectively)   $  (9,674,061)   $  (9,114,012)
  Class B ($0.30 and $0.28 per share, respectively)      (2,357,374)      (2,591,744)
  Class C ($0.31 and $0.26 per share, respectively)        (794,271)        (503,337)
  Class R ($0.22 and $0.00 per share, respectively)              (8)              --
  Class Y ($0.57 and $0.57 per share, respectively)         (94,823)         (75,252)
                                                      -------------    -------------
   Total distributions to shareowners                 $ (12,920,537)   $ (12,284,345)
                                                      -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                      $ 207,349,923    $ 208,557,650
Reinvestment of distributions                            11,091,391       10,864,882
Cost of shares repurchased                             (171,554,173)    (215,753,482)
                                                      -------------    -------------
   Net increase in net assets resulting from fund
     share transactions                               $  46,887,141    $   3,669,050
                                                      -------------    -------------
   Net increase (decrease) in net assets              $ 131,028,421    $(105,575,677)
NET ASSETS:
Beginning of year                                       629,631,987      735,207,664
                                                      -------------    -------------
End of year (including accumulated undistributed
  net investment income of $5,191,944 and
  $4,820,113 respectively)                            $ 760,660,407    $ 629,631,987
                                                      -------------    -------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the Years Ended 10/31/03 and 10/31/02, respectively

                                '03 Shares      '03 Amount     '02 Shares      '02 Amount
CLASS A
Shares sold                      5,644,025    $ 122,023,366     5,708,126    $ 130,863,594
Reinvestment of distributions      398,147        8,548,876       347,502        8,241,398
Less shares repurchased         (4,465,589)     (94,953,674)   (5,503,526)    (125,827,342)
                                ----------    -------------    ----------    -------------
   Net increase                  1,576,583    $  35,618,568       552,102    $  13,277,650
                                ----------    -------------    ----------    -------------
CLASS B
Shares sold                      1,586,012    $  34,548,323     1,969,643    $  47,081,790
Reinvestment of distributions       93,929        1,992,008        95,763        2,235,448
Less shares repurchased         (2,843,895)     (60,772,852)   (3,172,131)     (72,995,261)
                                ----------    -------------    ----------    -------------
   Net decrease                 (1,163,954)   $ (24,232,521)   (1,106,725)   $ (23,678,023)
                                ----------    -------------    ----------    -------------
CLASS C
Shares sold                      2,165,681    $  47,543,081     1,195,560    $  28,626,097
Reinvestment of distributions       23,341          499,891        14,689          340,558
Less shares repurchased           (718,383)     (15,300,896)     (692,700)     (15,858,539)
                                ----------    -------------    ----------    -------------
   Net increase                  1,470,639    $  32,742,076       517,549    $  13,108,116
                                ----------    -------------    ----------    -------------
CLASS R (a)
Shares sold                         46,311    $   1,088,556
Reinvestment of distributions           --                3
Less shares repurchased                 --               (9)
                                ----------    -------------
   Net increase                     46,311    $   1,088,550
                                ----------    -------------
CLASS Y
Shares sold                         98,343    $   2,146,597        80,909    $   1,986,169
Reinvestment of distributions        2,346           50,613         1,996           47,478
Less shares repurchased            (24,898)        (526,742)      (50,554)      (1,072,340)
                                ----------    -------------    ----------    -------------
   Net increase                     75,791    $   1,670,468        32,351    $     961,307
                                ----------    -------------    ----------    -------------

(a) Class R shares were first publicly offered on April 1, 2003.


   The accompanying notes are an integral part of these financial statements.
22

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS A                                                     10/31/03     10/31/02     10/31/01     10/31/00     10/31/99
Net asset value, beginning of period                        $  20.80     $  24.28     $ 29.55      $  29.97     $  28.10
                                                            --------     --------     -------      --------     --------
Net increase (decrease) from investment operations:
 Net investment income                                      $   0.47     $   0.49     $  0.47      $   0.58     $   0.48
 Net realized and unrealized gain (loss) on investments         2.78        (3.50)      (2.97)         1.28         2.62
                                                            --------     --------     -------      --------     --------
   Net increase (decrease) from investment operations       $   3.25     $  (3.01)    $ (2.50)     $   1.86     $   3.10
Distributions to shareowners:
 Net investment income                                         (0.48)       (0.47)      (0.45)        (0.52)       (0.47)
 Net realized gain                                                 -            -       (2.29)        (1.76)       (0.76)
 Tax return of capital                                             -            -       (0.03)            -            -
                                                            --------     --------     -------      --------     --------
Net increase (decrease) in net asset value                  $   2.77     $  (3.48)    $ (5.27)     $  (0.42)    $   1.87
                                                            --------     --------     -------      --------     --------
Net asset value, end of period                              $  23.57     $  20.80     $ 24.28      $  29.55     $  29.97
                                                            --------     --------     -------      --------     --------
Total return*                                                  15.89%      (12.62)%     (9.21)%        6.90%       11.26%
Ratio of net expenses to average net assets+                    1.17%        1.11%       1.08%         1.11%        1.09%
Ratio of net investment income to average net assets+           2.24%        2.06%       1.77%         1.95%        1.62%
Portfolio turnover rate                                           15%          10%         15%           14%          23%
Net assets, end of period (in thousands)                    $501,283     $409,553     $464,792     $539,602     $661,598
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.17%        1.10%       1.06%         1.08%        1.07%
 Net investment income                                          2.24%        2.07%       1.79%         1.98%        1.64%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS B                                                     10/31/03     10/31/02     10/31/01     10/31/00     10/31/99
Net asset value, beginning of period                        $  20.67     $  24.14     $ 29.37      $  29.78     $  27.91
                                                            --------     --------     -------      --------     --------
Net increase (decrease) from investment operations:
 Net investment income                                      $   0.32     $   0.31     $  0.25      $   0.35     $   0.25
 Net realized and unrealized gain (loss) on investments         2.73        (3.50)      (2.93)         1.28         2.61
                                                            --------     --------     -------      --------     --------
   Net increase (decrease) from investment operations       $   3.05     $  (3.19)    $ (2.68)     $   1.63     $   2.86
Distributions to shareowners:
 Net investment income                                         (0.30)       (0.28)      (0.23)        (0.28)       (0.23)
 Net realized gain                                                 -            -       (2.29)        (1.76)       (0.76)
 Tax return of capital                                             -            -       (0.03)            -            -
                                                            --------     --------     -------      --------     --------
Net increase (decrease) in net asset value                  $   2.75     $  (3.47)    $ (5.23)     $  (0.41)    $   1.87
                                                            --------     --------     -------      --------     --------
Net asset value, end of period                              $  23.42     $  20.67     $ 24.14      $  29.37     $  29.78
                                                            --------     --------     -------      --------     --------
Total return*                                                  14.90%      (13.34)%     (9.90)%        6.04%       10.43%
Ratio of net expenses to average net assets+                    2.02%        1.91%       1.87%         1.91%        1.87%
Ratio of net investment income to average net assets+           1.41%        1.25%       0.98%         1.15%        0.84%
Portfolio turnover rate                                           15%          10%         15%           14%          23%
Net assets, end of period (in thousands)                    $170,283     $174,334     $230,268     $257,999     $328,360
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   2.02%        1.90%       1.85%         1.89%        1.85%
 Net investment income                                          1.41%        1.26%       1.00%         1.17%        0.86%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.
24

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
CLASS C                                                     10/31/03    10/31/02     10/31/01     10/31/00     10/31/99
Net asset value, beginning of period                        $ 20.63     $  24.08     $  29.32     $ 29.75      $ 27.88
                                                            -------     --------     --------     -------      -------
Net increase (decrease) from investment operations:
 Net investment income                                      $  0.24     $   0.26     $   0.21     $  0.30      $  0.22
 Net realized and unrealized gain (loss) on investments        2.81        (3.45)       (2.92)       1.30         2.62
                                                            -------     --------     --------     -------      -------
   Net increase (decrease) from investment operations       $  3.05     $  (3.19)    $  (2.71)    $  1.60      $  2.84
Distributions to shareowners:
 Net investment income                                        (0.31)       (0.26)       (0.21)      (0.27)       (0.21)
 Net realized gain                                                -            -        (2.29)      (1.76)       (0.76)
 Tax return of capital                                            -            -        (0.03)          -            -
                                                            -------     --------     --------     -------      -------
Net increase (decrease) in net asset value                  $  2.74     $  (3.45)    $  (5.24)    $ (0.43)     $  1.87
                                                            -------     --------     --------     -------      -------
Net asset value, end of period                              $ 23.37     $  20.63     $  24.08     $ 29.32      $ 29.75
                                                            -------     --------     --------     -------      -------
Total return*                                                 14.93%      (13.37)%     (10.02)%      5.94%       10.35%
Ratio of net expenses to average net assets+                   2.00%        1.99%        1.98%       2.02%        1.97%
Ratio of net investment income to average net assets+          1.36%        1.19%        0.84%       1.05%        0.74%
Portfolio turnover rate                                          15%          10%          15%         14%          23%
Net assets, end of period (in thousands)                    $82,979     $ 42,903     $ 37,618     $32,050      $41,320
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  2.00%        1.98%        1.96%       1.98%        1.94%
 Net investment income                                         1.36%        1.20%        0.86%       1.09%        0.77%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             4/1/03
                                                               to
                                                            10/31/03
CLASS R (a)
Net asset value, beginning of period                        $ 19.97
                                                            -------
Increase from investment operations:
  Net investment income                                     $  0.23
  Net realized and unrealized gain on investments              3.73
                                                            -------
     Net increase from investment operations                $  3.96
Distributions to shareowners:
  Net investment income                                       (0.22)
                                                            -------
Net increase in net asset value                             $  3.74
                                                            -------
Net asset value, end of period                              $ 23.71
                                                            -------
Total return*                                                 19.87%
Ratio of net expenses to average net assets+                   1.21%**
Ratio of net investment income to average net assets+          0.97%**
Portfolio turnover rate                                          15%
Net assets, end of period (in thousands)                    $ 1,098
Ratios with reduction for fees paid indirectly:
  Net expenses                                                 1.21%**
  Net investment income                                        0.97%**

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each year.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Class R shares were first publicly offered on April 1, 2003.


   The accompanying notes are an integral part of these financial statements.
26

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
CLASS Y                                                     10/31/03    10/31/02     10/31/01     10/31/00     10/31/99
Net asset value, beginning of period                        $ 20.85     $  24.33     $ 29.59      $ 30.00      $ 28.13
                                                            -------     --------     -------      -------      -------
Net increase (decrease) from investment operations:
 Net investment income                                      $  0.52     $   0.55     $  0.55      $  0.70      $  0.59
 Net realized and unrealized gain (loss) on investments        2.85        (3.46)      (2.97)        1.27         2.62
                                                            -------     --------     -------      -------      -------
   Net increase (decrease) from investment operations       $  3.37     $  (2.91)    $ (2.42)     $  1.97      $  3.21
Distributions to shareowners:
 Net investment income                                        (0.57)       (0.57)      (0.52)       (0.62)       (0.58)
 Net realized gain                                                -            -       (2.29)       (1.76)       (0.76)
 Tax return of capital                                            -            -       (0.03)           -            -
                                                            -------     --------     -------      -------      -------
Net increase (decrease) in net asset value                  $  2.80     $  (3.48)    $ (5.26)     $ (0.41)     $  1.87
                                                            -------     --------     -------      -------      -------
Net asset value, end of period                              $ 23.65     $  20.85     $ 24.33      $ 29.59      $ 30.00
                                                            -------     --------     -------      -------      -------
Total return*                                                 16.45%      (12.24)%     (8.89)%       7.33%       11.67%
Ratio of net expenses to average net assets+                   0.71%        0.69%       0.66%        0.70%        0.70%
Ratio of net investment income to average net assets+          2.66%        2.49%       2.17%        2.37%        2.01%
Portfolio turnover rate                                          15%          10%         15%          14%          23%
Net assets, end of period (in thousands)                    $ 5,017     $  2,842     $ 2,530      $ 2,669      $ 3,517
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  0.71%        0.68%       0.64%        0.68%        0.69%
 Net investment income                                         2.66%        2.50%       2.19%        2.39%        2.02%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+ Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/03
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Equity Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objectives of the Fund are current income and long term growth.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Class R shares were first publicly offered on April 1, 2003. Shares of Class A, Class B , Class C, Class R and Class Y each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y shareowners.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of the regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. All discounts/premiums are accreted/amortized for financial reporting purposes over the life of the respective secu-

Pioneer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   rities and are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of distributions paid during the years ended October 31, 2003 and 2002 were as follows:

--------------------------------------------------------------------------------
                                                     2003                2002
--------------------------------------------------------------------------------
Distributions paid from:
 Ordinary income                                  12,920,537         $12,284,345
 Long-term capital gain                                   --                  --
                                                 -----------         -----------
  Total                                           12,920,537         $12,284,345
                                                 -----------         -----------
--------------------------------------------------------------------------------

   The following shows components of distributable earnings on a federal income tax basis at October 31, 2003.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/03                               (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       2003
--------------------------------------------------------------------------------
Undistributed ordinary income                                     $      95,074
Capital loss carryforward                                           (21,059,152)
Unrealized appreciation                                             160,131,678
                                                                  -------------
  Total                                                           $ 139,167,600
                                                                  -------------
--------------------------------------------------------------------------------

   The difference between book basis and tax-basis unrealized appreciation is attributable to the tax basis adjustments on partnership and REIT holdings.

   At October 31, 2003, The Fund reclassified $294,319 to increase accumulated net realized loss on investments, $60,429 to decrease paid in capital and $354,748 to increase accumulated undistributed net investment income. This reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., Inc. (UniCredito Italiano), earned $139,323 in underwriting commissions on the sale of Fund shares during the year ended October 31, 2003.

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note
   3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

E. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. PIM receives a basic fee that is

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/03                               (continued)
--------------------------------------------------------------------------------

calculated at the annual rate of 0.60% of the Fund's average daily net assets up to $10 billion and 0.575% of the excess over $10 billion.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At October 31, 2003, $406,944 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $139,679 in transfer agent fees payable to PIMSS at October 31, 2003.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares, except Class Y (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $327,688 in distribution fees payable to PFD at October 31, 2003. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plan participants.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net

Pioneer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2003, CDSCs in the amount of $269,647 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain directed brokerage and expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended October 31, 2003, the Fund's expenses were reduced by $15,259 under such arrangements.

6. Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended October 31, 2003, the Fund had no borrowings under this agreement.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/03                               (continued)
--------------------------------------------------------------------------------

7. Affiliated Companies

The Fund's investments in certain companies exceed 5% of the outstanding voting stock. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the year ended and as of October 31, 2003:

--------------------------------------------------------------------------------------------------
                       Beginning    Purchases     Sales       Shares      Dividend
Affiliates               Value       (Shares)   (Shares)   Outstanding     Income        Value
--------------------------------------------------------------------------------------------------
Gorman-Rupp Co.
(Common Stock)        $12,547,734      $  -       $  -       505,957      $344,051    $11,960,823
--------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended October 31, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to the maximum amount of such dividend allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purposes of the corporate dividends received deduction was 100.00%.

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Equity Income Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Equity Income Fund (the "Fund") as of October 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended October 31, 2001 were audited by other auditors who have ceased operations and whose report, dated December 7, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities as of October 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Equity Income Fund at October 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
December 12, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Auditors
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 50 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com.

-----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------
Name and Age                           Positions Held With the Fund     Term of Office and Length of Service
John F. Cogan, Jr. (77)*               Chairman of the Board,           Since 1990. Serves until a successor
                                       Trustee and President            trustee is elected or earlier retirement
                                                                        or removal.

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

-----------------------------------------------------------------------------------------------------------------
Osbert M. Hood (51)**                  Trustee and                      Since June, 2003.
                                       Executive Vice President         Serves until a successor trustee is
                                                                        elected or earlier retirement or removal.

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

-----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------
Name, Age and Address                  Positions Held With the Fund     Term of Office and Length of Service
Mary K. Bush (55)                      Trustee                          Since 1997.
3509 Woodbine Street,                                                   Serves until a successor trustee is
Chevy Chase, MD 20815                                                   elected or earlier retirement or removal.

-----------------------------------------------------------------------------------------------------------------
Richard H. Egdahl, M.D. (77)           Trustee                          Since 1992.
Boston University Healthcare                                            Serves until a successor trustee is
Entrepreneurship Program,                                               elected or earlier retirement or removal.
53 Bay State Road,
Boston, MA 02215

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Principal Occupation During Past Five Years                           Other Directorships Held by this Trustee
Deputy Chairman and a Director of Pioneer Global                      Director of Harbor Global Company,
Asset Management S.p.A. ("PGAM"); Non-Executive                       Ltd.
Chairman and a Director of Pioneer Investment
Management USA Inc. ("PIM-USA"); Chairman and a
Director of Pioneer; Director of Pioneer Alternative
Investment Management Limited (Dublin); President
and a Director of Pioneer Alternative Investment
Management (Bermuda) Limited and affiliated funds;
President and Director of Pioneer Funds Distributor, Inc.
("PFD"); President of all of the Pioneer Funds; and Of
Counsel (since 2000, partner prior to 2000), Hale and
Dorr LLP (counsel to PIM-USA and the Pioneer Funds)

-----------------------------------------------------------------------------------------------------------------
President and Chief Executive Officer, PIM-USA since                  None
May, 2003 (Director since January, 2001); President
and Director of Pioneer since May, 2003; Chairman
and Director of Pioneer Investment Management
Shareholder Services, Inc. ("PIMSS") since May, 2003;
Executive Vice President of all of the Pioneer Funds
since June, 2003; Executive Vice President and Chief
Operating Officer of PIM-USA, November 2000 to May
2003; Executive Vice President, Chief Financial Officer
and Treasurer, John Hancock Advisers, L.L.C., Boston,
MA, November 1999 to November 2000; Senior Vice
President and Chief Financial Officer, John Hancock
Advisers, L.L.C., April 1997 to November 1999

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Principal Occupation During Past Five Years                           Other Directorships Held by this Trustee

President, Bush International (international financial                Director of Brady Corporation
advisory firm)                                                        (industrial identification and
                                                                      specialty coated material products
                                                                      manufacturer), Millennium
                                                                      Chemicals, Inc. (commodity
                                                                      chemicals), Mortgage Guaranty
                                                                      Insurance Corporation, and R.J.
                                                                      Reynolds Tobacco Holdings, Inc.
                                                                      (tobacco)

-----------------------------------------------------------------------------------------------------------------
Alexander Graham Bell Professor of Health Care                        None
Entrepreneurship, Boston University; Professor
of Management, Boston University School of
Management; Professor of Public Health, Boston
University School of Public Health; Professor of Surgery,
Boston University School of Medicine; and University
Professor, Boston University

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------
Name, Age and Address                    Positions Held With the Fund   Term of Office and Length of Service
Margaret B.W. Graham (56)                Trustee                        Since 1990.
1001 Sherbrooke Street West,                                            Serves until a successor trustee is
Montreal, Quebec, Canada                                                elected or earlier retirement or removal.
H3A 1G5

-----------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (55)                 Trustee                        Since 1990.
One Boston Place, 28th Floor,                                           Serves until a successor trustee is
Boston, MA 02108                                                        elected or earlier retirement or removal.

-----------------------------------------------------------------------------------------------------------------
Stephen K. West (75)                     Trustee                        Since 1993.
125 Broad Street,                                                       Serves until a successor trustee is
New York, NY 10004                                                      elected or earlier retirement or removal.

-----------------------------------------------------------------------------------------------------------------
John Winthrop (67)                       Trustee                        Since 1990.
One North Adgers Wharf,                                                 Serves until a successor trustee is
Charleston, SC 29401                                                    elected or earlier retirement or removal.

-----------------------------------------------------------------------------------------------------------------
FUND OFFICERS
-----------------------------------------------------------------------------------------------------------------
Name and Age                             Positions Held With the Fund   Term of Office and Length of Service

Dorothy E. Bourassa (55)                 Secretary                      Serves at the discretion of board.

-----------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (39)               Assistant Secretary            Serves at the discretion of board.

-----------------------------------------------------------------------------------------------------------------
David C. Phelan (46)                     Assistant Secretary            Serves at the discretion of board.

-----------------------------------------------------------------------------------------------------------------
Vincent Nave (58)                        Treasurer                      Serves at the discretion of board.

-----------------------------------------------------------------------------------------------------------------
Luis I. Presutti (38)                    Assistant Treasurer            Serves at the discretion of board.

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Principal Occupation During Past Five Years                               Other Directorships Held by this
                                                                          Trustee
Founding Director, The Winthrop Group, Inc. (consulting                   None
firm); Professor of Management, Faculty of Management,
McGill University

-----------------------------------------------------------------------------------------------------------------
President and Chief Executive Officer, Newbury, Piret &                   None
Company, Inc. (investment banking firm)

-----------------------------------------------------------------------------------------------------------------
Senior Counsel, Sullivan & Cromwell (law firm)                            Director, The Swiss Helvetia
                                                                          Fund, Inc. (closed-end investment
                                                                          company) and AMVESCAP PLC
                                                                          (investment managers)

-----------------------------------------------------------------------------------------------------------------
President, John Winthrop & Co., Inc.                                      None
(private investment firm)

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Principal Occupation During Past Five Years                               Other Directorships Held by this
                                                                          Officer

Secretary of PIM-USA: Senior Vice President-Legal of                      None
Pioneer; and Secretary/Clerk of most of PIM-USA's
subsidiaries since October 2000; Secretary of all of
the Pioneer Funds since September 2003 (Assistant
Secretary from November 2000 to September 2003); and
Senior Counsel, Assistant Vice President and Director
of Compliance of PIM-USA from April 1998 through
October 2000

-----------------------------------------------------------------------------------------------------------------
Assistant Vice President and Senior Counsel of Pioneer                    None
since July 2002; Vice President and Senior Counsel of
BISYS Fund Services, Inc. (April 2001 to June 2002);
Senior Vice President and Deputy General Counsel of
Funds Distributor, Inc. (July 2000 to April 2001; Vice
President and Associate General Counsel from July 1996
to July 2000); Assistant Secretary of all of the Pioneer
Funds since September 2003

-----------------------------------------------------------------------------------------------------------------
Partner, Hale and Dorr LLP; Assistant Secretary of all of                 None
Pioneer Funds since September 2003

-----------------------------------------------------------------------------------------------------------------
Vice President-Fund Accounting, Administration and Custody                None
Services of Pioneer (Manager from September 1996 to
February 1999); and Treasurer of all of the Pioneer Funds
(Assistant Treasurer from June 1999 to November 2000)

-----------------------------------------------------------------------------------------------------------------
Assistant Vice President-Fund Accounting, Administration                  None
and Custody Services of Pioneer (Fund Accounting Manager
from 1994 to 1999); and Assistant Treasurer of all of the
Pioneer Funds since November 2000

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
FUND OFFICERS
-----------------------------------------------------------------------------------------------------------------
Name and Age                           Positions Held With the Fund     Term of Office and Length of Service
Gary Sullivan (45)                     Assistant Treasurer              Serves at the discretion of board.

-----------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (30)            Assistant Treasurer              Serves at the discretion of board.

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Principal Occupation During Past Five Years                               Other Directorships Held by this
                                                                          Officer
Fund Accounting Manager-Fund Accounting, Administration                   None
and Custody Services of Pioneer; and Assistant Treasurer of
all of the Pioneer Funds since May 2002

-----------------------------------------------------------------------------------------------------------------
Fund Administration Manager-Fund Accounting,                              None
Administration and Custody Services since June 2003;
Assistant Vice President-Mutual Fund Operations of
State Street Corporation from June 2002 to June 2003
(formerly Deutsche Bank Asset Management); Pioneer
Fund Accounting, Administration and Custody Services
(Fund Accounting Manager from August 1999 to May 2002,
Fund Accounting Supervisor from 1997 to July 1999);
Assistant Treasurer of all of the Pioneer Funds since
September 2003

-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)

Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your three-digit fund number and your four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares)

Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan

An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)

Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program

A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends

Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit

Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)

Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our website:                                   www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus.

[LOGO]
Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
www.pioneerfunds.com

                                                                  14482-00-1203
                                        (C) 2003 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December XX, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December XX, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December XX, 2003

* Print the name and title of each signing officer under his or her signature.